Shareholders’ Equity (Details) - Schedule of Restricted Shares Units - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Restricted Shares Units [Abstract]
Number of restricted share units outstanding, beginning balance	1,492,100	2,500,650
Weighted average grant date fair value, beginning balance	$ 2	$ 2
Aggregate intrinsic value, beginning balance	$ 1,611,468	$ 6,826,775
Number of restricted share units outstanding, Forfeited	(7,500)	(161,250)
Weighted average grant date fair value, Forfeited	$ 2	$ 2
Number of restricted share units outstanding, Ending balance	1,484,600	2,339,400
Weighted average grant date fair value, Ending balance	$ 2	$ 2
Aggregate intrinsic value, Ending balance	$ 1,187,680	$ 6,222,804